Class 1 Shares Prospectus | Dreyfus Liquid Assets, Inc.
Fund Summary
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class 1 Shares Prospectus Dreyfus Liquid Assets, Inc. DREYFUS LIQUID ASSETS - Class 1
Management fees	0.50%
Other expenses (including shareholder services fees)	0.40%
Total annual fund operating expenses	0.90%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class 1 Shares Prospectus | Dreyfus Liquid Assets, Inc. | DREYFUS LIQUID ASSETS - Class 1 | USD ($)	92	287	498	1,108

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

Principal Risks

An investment in the fund is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Neither The Dreyfus Corporation nor its affiliates has a legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation or its affiliates will provide financial support to the fund at any time. The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates.

•  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline or a single holding could impair the fund's ability to maintain a stable net asset value.

• Regulatory risk. The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that will change the way that the fund, and similar money market funds, operates. The amended rules, as of October 14, 2016, permit, and in some cases will require, the fund to impose a "liquidity fee" of up to 2% of the amount redeemed or temporarily restrict shareholder redemptions from the fund. The liquidity fee or redemption restrictions could be applied (subject to board determination) when the fund's most liquid assets – those that can most easily be sold to generate cash to pay redemptions – fall below 30% of the fund's total assets. The changes to the rules (which do not apply to money market funds that invest mostly in government securities) may affect fund investment strategies and the cost of operating the fund.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction could fail to honor the terms of the agreement.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's ability to maintain a stable net asset value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class 1 shares from year to year. The table shows the average annual total returns of the fund's Class 1 shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2006: 1.19% Worst Quarter Q3, 2015: 0.00%

Average Annual Total Returns as of 12/31/15
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1 Shares Prospectus | Dreyfus Liquid Assets, Inc. | DREYFUS LIQUID ASSETS - Class 1	none	none	1.18%

For the fund's current yield, call toll-free 1-800-DREYFUS (inside the U.S. only).